FINANCE COSTS	9 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
FINANCE COSTS

6. FINANCE COSTS

Finance costs comprise interest expense recognized from lease liabilities upon application of IFRS 16 and interest expense on convertible note:

	For the Nine Months ended September 30,		For the Years ended December 31,
	2025	2024 (Unaudited)	2024	2023
	USD’000	USD’000	USD’000	USD’000
Interest on lease liabilities– continuing operations	113	105	147	-
Interest on lease liabilities - discontinued operations (Note 25)	-	-	-	41
Interest expense on convertible note	1,072	782	1,093	138